Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-Based Compensation.
Share-Based Compensation

Note 18 Share-Based Compensation

General Description of Share-Based Compensation Plans

TSYS has various long-term incentive plans under which the Compensation Committee of the Board of Directors has the authority to grant share-based compensation to TSYS employees.

Long-Term Incentive Plans

TSYS maintains the Total System Services, Inc. 2012 Omnibus Plan, Total System Services, Inc. 2007 Omnibus Plan, Total System Services, Inc. 2002 Long-Term Incentive Plan, Total System Services, Inc. 2000 Long-Term Incentive Plan and the Amended and Restated NetSpend Holdings, Inc. 2004 Equity Incentive Plan for Options and Restricted Shares Assumed by Total System Services, Inc. to advance the interests of TSYS and its shareholders through awards that give employees and directors a personal stake in TSYS' growth, development and financial success. Awards under these plans are designed to motivate employees and directors to devote their best efforts to the business of TSYS. Awards will also help TSYS attract and retain the services of employees and directors who are in a position to make significant contributions to TSYS' success.

The plans are administered by the Compensation Committee of the Company's Board of Directors and enable the Company to grant nonqualified and incentive stock options, stock appreciation rights, restricted stock and restricted stock units, performance units or performance shares, cash-based awards and other stock-based awards.

All stock options must have a maximum life of no more than ten years from the date of grant. The exercise price will not be less than 100% of the fair market value of TSYS' common stock at the time of grant. Any shares related to awards which terminate by expiration, forfeiture, cancellation or otherwise are settled in shares, or are exchanged with the Committee's permission, prior to the issuance of shares, for awards not involving shares, shall be available again for grant under the various plans. The aggregate number of shares of TSYS stock which may be granted to participants pursuant to awards granted under the various plans may not exceed the following: Total System Services, Inc. 2012 Omnibus Plan - 17 million shares; Total System Services, Inc. 2007 Omnibus Plan - 5 million shares; Total System Services, Inc 2002 Long – Term Incentive Plan - 9.4 million shares; and Total System Services, Inc. 2000 Long-Term Incentive Plan - 2.4 million shares. Effective February 1, 2010 and March 5, 2012, no additional awards may be made from the Total System Services, Inc. 2000 and 2002 Long-Term Incentive Plans, respectively.

Share-Based Compensation

Share-based compensation costs are classified as selling, general and administrative expenses on the Company’s statements of income and corporate administration and other expenses for segment reporting purposes. TSYS’ share-based compensation costs are expensed, rather than capitalized, as these awards are typically granted to individuals not involved in capitalizable activities. For the year ended December 31, 2016, share-based compensation was $43.7 million compared to $41.5 million and $30.8 million for the same periods in 2015 and 2014, respectively.

Nonvested Awards

The Company granted shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued under nonvested stock bonus awards and are typically for services to be provided in the future and vest over a period of up to four years. The grants to the Board of Directors were fully vested on the date of grant. The market value of the TSYS common stock at the date of issuance is charged as compensation expense over the vesting periods or derived service periods.

The following table summarizes the number of shares granted each year.

	2016	2015	2014
Number of shares granted	362,804	388,211	672,724
Market value (in millions)	$16.8	14.9	20.6

A summary of the status of TSYS' nonvested shares as of December 31, 2016, 2015 and 2014 and the changes during the periods are presented below:

	2016		2015		2014
(in thousands, except per share data) Nonvested shares	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	1,146	$31.11	1,769	$26.75	1,783	$24.19
Granted	363	46.23	388	38.38	673	30.67
Vested	(562)	29.95	(930)	26.05	(602)	23.74
Forfeited/canceled/adjusted	(84)	36.79	(81)	28.78	(85)	25.47
Outstanding at end of year	863	$37.78	1,146	$31.11	1,769	$26.75

As of December 31, 2016, there was approximately $17.7 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a remaining weighted average period of 1.7 years.

Performance- and Market-Based Awards

The Company granted performance- and market-based shares to certain key executives. The Company has also granted performance-based shares to certain key employees. The performance- and market-based goals are established by the Compensation Committee of the Board of Directors and will vest up to a maximum of 200%.  During 2016 and 2015, the Compensation Committee established performance goals based on adjusted EPS, Merchant Segment net revenue, corporate accountability operating income, attainment of synergies from the TransFirst acquisition, revenue growth and revenues before reimbursable items and market goals based on Total Shareholder Return (TSR) as compared to the TSR of the companies in the S&P 500 over the performance period.

Compensation expense for performance-based shares is measured on the grant date based on the quoted market price of TSYS common stock. The Company estimates the probability of achieving the goals through the performance period and expenses the awards on a straight-line basis over the derived service period. The fair value of market-based awards is estimated on the grant date using a Monte Carlo simulation model. The Company expenses market-based awards on a straight-line basis.  Compensation costs related to performance- and market-based shares are recognized through the longer of the performance period, the vesting period, or the derived service period. As of December 31, 2016, there was approximately $18.6 million of unrecognized compensation cost related to TSYS performance-based awards that is expected to be recognized through December 2018. As of December 31, 2016, there was approximately $1.9 million of unrecognized compensation cost related to TSYS market-based awards that is expected to be recognized through December 2018.

The following table summarizes the market-based awards granted during the years 2016 and 2015:

Year Awarded	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2016	December 2017	TSR	6,403	December 2017
2016	December 2018	TSR	52,404	December 2018
2015	July 2016, 2017 and 2018	TSR	25,000	July 2018
2015	December 2017	TSR	57,982	December 2017

The following table summarizes the performance-based awards granted during the years 2016, 2015 and 2014:

Year Awarded	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2016	December 2016	Revenues before Reimbursable Items and Adjusted EPS	15,605	December 2016
2016	December 2017	Adjusted EPS	14,940	December 2017
2016	December 2018	Merchant Segment Net Revenue, Corporate Accountability Operating Income and attainment of synergies from TransFirst acquisition	29,332	December 2018
2016	December 2018	Revenues before Reimbursable Items and Adjusted Operating Income	67,517	December 2018
2016	December 2018	Merchant Segment Net Revenue and Corporate Accountability Operating Income	78,220	December 2018
2016	December 2018	Adjusted EPS	122,284	December 2018
2016	December 2016	Revenues before Reimbursable Items and Adjusted EPS	144,995	December 2018
2015	December 2017	Adjusted EPS	135,289	December 2017
2015	December 2015	Revenues before Reimbursable Items and Adjusted EPS	165,543	December 2018
2014	December 2016	Revenues before Reimbursable Items and Adjusted EPS	211,593	December 2016

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded[1]	Potential Number of Performance-and Market- Based Shares to be Vested[2]	Year Potential Performance-and Market- Based Shares Will Fully Vest
2016	531,700	903,364	2019
2015	383,814	687,015	2018
2014	211,593	389,242	2017

[1]	Shares awarded does not include dividend equivalents
[2]	Includes dividend equivalents

A summary of the status of TSYS' performance- and market-based nonvested shares as of December 31, 2016, 2015 and 2014 and changes during those periods are presented below:

	2016		2015		2014
(in thousands, except per share data) Performance- and market-based nonvested shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	918	$31.19	766	$25.86	1,049	$22.75
Granted	540	45.91	384	36.84	211	30.89
Vested	(140)	37.91	(241)	22.92	(258)	17.57
Forfeited/canceled/adjusted	(336)	37.70	9	22.20	(236)	25.62
Outstanding at end of year	982	$33.43	918	$31.19	766	$25.86

Stock Option Awards

Stock options generally become exercisable in three equal annual installments on the anniversaries of the date of grant and expire ten years from the date of grant. The required service period for retirement eligible employees is typically 12 or 18 months. For retirement eligible employees who retire prior to completing this required service period, the options vest on a pro-rata basis based upon the number of months employed during the full service period. For retirement eligible employees who retire after the required 18-month service period, the options become fully vested upon retirement. For retirement eligible employees who retire after the required 12-month service period, the option holder is deemed to have continued employment through the end of the vesting period and the options continue to vest in accordance with their terms.

During 2016, 2015 and 2014, the Company granted stock options to key TSYS executive officers and non-management members of its Board of Directors. The grants to key TSYS executive officers were issued for services to be provided in the future and vest over a period of three years. The grants to the Board of Directors were fully vested on the date of grant. The weighted average fair value of the options granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model.

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2016	2015	2014
Number of options granted	687,685	613,473	1,046,372
Weighted average exercise price	$47.01	$39.01	$30.96
Risk-free interest rate	1.24%	1.73%	2.01%
Expected volatility	21.53%	20.80%	25.06%
Expected term (years)	4.5	6.3	6.5
Dividend yield	0.86%	1.04%	1.29%
Weighted average fair value	$8.50	$8.27	$7.66

A summary of TSYS' stock option activity as of December 31, 2016, 2015 and 2014, and changes during the years ended on those dates is presented below:

	2016		2015		2014
Options: (in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,887	$28.07	4,892	$23.83	5,752	$20.96
Granted	688	47.01	613	39.01	1,046	30.96
Exercised	(500)	23.43	(2,586)	22.68	(1,850)	18.79
Forfeited/canceled	(79)	43.49	(32)	20.79	(56)	28.88
Outstanding at end of year	2,996	$32.78	2,887	$28.07	4,892	$23.83
Options exercisable at year-end	1,877	$28.45	1,439	$25.17	2,781	$22.86
Weighted average fair value of options granted during the year		$8.50		$8.27		$7.66

As of December 31, 2016 the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	7.3	6.6
Aggregate intrinsic value (in thousands)	$49,323	39,066

Shares Issued for Options Exercised

During 2016, 2015 and 2014, employees of the Company exercised options for shares of TSYS common stock that were issued from treasury. The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2016	500	$12,984
2015	2,586	67,702
2014	1,850	22,883

For awards granted before January 1, 2006 that were not fully vested on January 1, 2006, the Company recorded the tax benefits from the exercise of stock options as increases to the "Additional paid-in capital" line item of the Consolidated Balance Sheets. If the Company recognized tax benefits, the Company recorded these tax benefits from share-based compensation costs as cash inflows in the financing section and cash outflows in the operating section in the Statement of Cash Flows. The Company elected to use the short-cut method to calculate its historical pool of windfall tax benefits.

As of December 31, 2016, there was approximately $2.7 million of total unrecognized compensation cost related to TSYS stock options that is expected to be recognized over a remaining weighted average period of 1.6 years.